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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corvex Management LP
Address:       712 Fifth Avenue, 23rd Floor
               New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Meister
Title:     Managing Partner
Phone:     (212) 474-6700

Signature, Place, and Date of Signing:

/s/ Keith Meister             New York, New York              May 15, 2012
--------------------          -------------------             ------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               41
                                                              ----------

Form 13F Information Table Value Total:                       $1,257,732
                                                              ----------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Corvex Management LP
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2012

         COLUMN 1               COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6 COLUMN 7   COLUMN 8

                                                  CUSIP       VALUE      SHRS OR   SH/  PUT/      INVT  OTH  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      NUMBER      $1000      PRN AMT   PRN  CALL      DISC  MNG SOLE  SHARED  NONE
----------------------------  ---------------   ---------- ----------   ---------- ---  -----     ----- --- ----  ------  ----
ABOVENET INC                  COM               00374N107  $   16,560     200,000  SH             SOLE       X
AMERICAN CAPITAL AGENCY CORP  COM               02503X105  $   22,155     750,000  SH             SOLE       X
AMERICAN TOWER CORP NEW       COM               03027X100  $   12,214     193,815  SH             SOLE       X
ANADARKO PETE CORP            COM               032511107  $    3,917      50,000  SH             SOLE       X
ARMOUR RESIDENTIAL REIT INC   COM               042315101  $    6,750   1,000,000  SH             SOLE       X
BMC SOFTWARE INC              COM               055921100  $   61,926   1,541,993  SH             SOLE       X
BP PLC                        SPONSORED ADR     055622104  $   28,157     625,700  SH             SOLE       X
CBRE GROUP INC                CL A              12504L109  $   18,712     937,478  SH             SOLE       X
CHESAPEAKE ENERGY CORP        COM               165167107  $   11,585     500,000  SH             SOLE       X
CORELOGIC INC                 COM               21871D103  $    3,264     200,000  SH   CALL      SOLE       X
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  $   61,603   2,255,689  SH             SOLE       X
CVR ENERGY INC                COM               12662P108  $   24,835     928,425  SH             SOLE       X
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  $    6,287      77,700  SH             SOLE       X
EL PASO CORP                  COM               28336L109  $   13,298     450,000  SH             SOLE       X
EXPEDIA INC DEL               COM NEW           30212P303  $    3,344     100,000  SH             SOLE       X
EXPRESS SCRIPTS INC           COM               302182100  $   54,180   1,000,000  SH             SOLE       X
GEO GROUP INC                 COM               36159R103  $    1,901     100,000  SH             SOLE       X
GOODRICH CORP                 COM               382388106  $   18,816     150,000  SH             SOLE       X
GOOGLE INC                    CL A              38259P508  $   34,242      53,400  SH             SOLE       X
HARRY WINSTON DIAMOND CORP    COM               41587B100  $    2,299     156,498  SH             SOLE       X
HESS CORP                     COM               42809H107  $   75,391   1,278,900  SH             SOLE       X
HORNBECK OFFSHORE SVCS INC N  COM               440543106  $   18,045     429,347  SH             SOLE       X
ILLUMINA INC                  COM               452327109  $   52,610   1,000,000  SH   CALL      SOLE       X
INTEROIL CORP                 COM               460951106  $    6,169     120,000  SH   CALL      SOLE       X
ISHARES TR                    FTSE CHINA25 IDX  464287184  $   13,736     375,000  SH   PUT       SOLE       X
ISHARES TR                    RUSSELL 2000      464287655  $  198,840   2,400,000  SH   PUT       SOLE       X
LAS VEGAS SANDS CORP          COM               517834107  $   20,722     359,940  SH             SOLE       X
LIBERTY INTERACTIVE CORPORAT  INT COM SER A     53071M104  $   27,159   1,422,700  SH             SOLE       X
NASDAQ OMX GROUP INC          COM               631103108  $    2,748     106,100  SH             SOLE       X
NEWS CORP                     CL A              65248E104  $   22,780   1,156,917  SH             SOLE       X
QUEST SOFTWARE INC            COM               74834T103  $    5,818     250,000  SH             SOLE       X
RALCORP HLDGS INC NEW         COM               751028101  $   44,982     607,124  SH             SOLE       X
SBA COMMUNICATIONS CORP       COM               78388J106  $   47,365     932,200  SH             SOLE       X
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106  $   20,368     608,376  SH             SOLE       X
STILLWATER MNG CO             COM               86074Q102  $   10,238     810,000  SH             SOLE       X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   26,966     480,000  SH             SOLE       X
VERINT SYS INC                COM               92343X100  $    6,876     212,300  SH             SOLE       X
VERISIGN INC                  COM               92343E102  $   57,628   1,503,071  SH             SOLE       X
WILLIAMS COS INC DEL          COM               969457100  $    4,643     150,700  SH             SOLE       X
WYNDHAM WORLDWIDE CORP        COM               98310W108  $   50,101   1,077,204  SH             SOLE       X
YAHOO INC                     COM               984332106  $  138,502   9,100,000  SH   CALL      SOLE       X

Total Fair Market Value (in thousands):                    $1,257,732
